Subsequent Events Subsequent Events (Details) (USD $)	0 Months Ended		3 Months Ended			6 Months Ended		9 Months Ended
	Oct. 05, 2012	Sep. 14, 2012	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012
Cash Distributions
Total cash distribution			$ 17,000,000
Cash distributions per unit (dollars per unit)			$ 0.4550	$ 0.4100	$ 0.2448	$ 0.7875	$ 0.2448
Distribution date			Nov. 14, 2012
Unitholders record date			Nov. 02, 2012
Cash distribution declared to Tesoro			8,200,000	6,800,000
Senior Notes
Aggregate principal amount		350,000,000
Interest rate		5.875%
Maturity date								Oct. 01, 2020
Collateral, Senior Notes		The Senior Notes are unsecured and guaranteed by all of our domestic subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer of the Senior Notes.
Equity Offering
Common units issued in offering (units)	4,255,000
Over-allotment option units issued (units)	555,000
Price per unit (dollars per unit)	$ 41.80
Net proceeds from issuance of units	$ 170,700,000
Prior to October 1, 2015
Senior Notes
Redemption price, percentage		105.875%
Percentage redemption with equity proceeds		35.00%
On or after October 1, 2016
Senior Notes
Redemption price, percentage		2.938%
On or after October 1, 2017
Senior Notes
Redemption price, percentage		1.469%